Employee Benefits and Deferred Compensation and Supplemental Retirement Plans - Significant Assumptions Used in Determining Benefit Obligations and Net Periodic Benefit Plan Cost (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Significant Assumptions Used in Determining Benefit Obligations [Abstract]
Weighted average discount rate	3.97%	4.97%
Rate of increase in future compensation levels	0.00%	0.00%
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Weighted average discount rate	3.97%	4.97%
Expected long term rate of return on plan assets	6.50%	6.50%
Rate of increase in future compensation levels	0.00%	0.00%
Postretirement Benefits [Member]
Significant Assumptions Used in Determining Benefit Obligations [Abstract]
Weighted average discount rate	3.97%	4.97%
Rate of increase in future compensation levels	0.00%	0.00%
Significant Assumptions Used in Determining Net Periodic Benefit Plan Cost [Abstract]
Weighted average discount rate	3.97%	4.97%
Expected long term rate of return on plan assets	0.00%	0.00%
Rate of increase in future compensation levels	0.00%	0.00%